Marketable Securities and Securities Investments (Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	¥ 107,324	¥ 148,122
Available-for-sale securities, less than 12 months, unrealized losses	(2,382)	(3,396)
Available-for-sale securities, 12 months or more, fair value	140,942	69,231
Available-for-sale securities, 12 months or more, unrealized losses	(3,033)	(1,078)
Available-for-sale securities, fair value, total	248,266	217,353
Available-for-sale securities, unrealized losses, total	(5,415)	(4,474)
Held-to-maturity securities, less than 12 months, fair value	20,448	620,072
Held-to-maturity securities, less than 12 months, unrealized losses	(704)	(75,492)
Held-to-maturity securities, 12 months or more, fair value	613,609
Held-to-maturity securities, 12 months or more , unrealized losses	(56,146)
Held-to-maturity securities, fair value, total	634,057	620,072
Held-to-maturity securities, unrealized losses, total	(56,850)	(75,492)
Held-to-maturity And Available-for-sale securities, less than 12 months, fair value	141,631	780,072
Held-to-maturity And Available-for-sale securities, less than 12 months, unrealized losses	(3,862)	(79,258)
Held-to-maturity And Available-for-sale securities, 12 months or more, fair value	754,566	69,240
Held-to-maturity And Available-for-sale securities, 12 months or more, unrealized losses	(59,179)	(1,085)
Held-to-maturity And Available-for-sale securities, fair value, total	896,197	849,312
Held-to-maturity And Available-for-sale securities, unrealized losses, total	(63,041)	(80,343)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	13,859	11,878
Available-for-sale securities, less than 12 months, unrealized losses	(776)	(370)
Available-for-sale securities, 12 months or more, fair value	15	9
Available-for-sale securities, 12 months or more, unrealized losses	0	(7)
Available-for-sale securities, fair value, total	13,874	11,887
Available-for-sale securities, unrealized losses, total	(776)	(377)
Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	10,118	52,825
Available-for-sale securities, less than 12 months, unrealized losses	(11)	(909)
Available-for-sale securities, 12 months or more, fair value	32,836	2,018
Available-for-sale securities, 12 months or more, unrealized losses	(348)	(19)
Available-for-sale securities, fair value, total	42,954	54,843
Available-for-sale securities, unrealized losses, total	(359)	(928)
Held-to-maturity securities, less than 12 months, fair value		277,328
Held-to-maturity securities, less than 12 months, unrealized losses		(30,553)
Held-to-maturity securities, 12 months or more, fair value	304,564
Held-to-maturity securities, 12 months or more , unrealized losses	(20,890)
Held-to-maturity securities, fair value, total	304,564	277,328
Held-to-maturity securities, unrealized losses, total	(20,890)	(30,553)
Japanese local government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	9,324	3,793
Available-for-sale securities, less than 12 months, unrealized losses	(11)	(6)
Available-for-sale securities, 12 months or more, fair value	14,729	14,270
Available-for-sale securities, 12 months or more, unrealized losses	(101)	(57)
Available-for-sale securities, fair value, total	24,053	18,063
Available-for-sale securities, unrealized losses, total	(112)	(63)
Japanese corporate bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	11,046	53,302
Available-for-sale securities, less than 12 months, unrealized losses	(10)	(1,761)
Available-for-sale securities, 12 months or more, fair value	64,119	20,489
Available-for-sale securities, 12 months or more, unrealized losses	(1,006)	(85)
Available-for-sale securities, fair value, total	75,165	73,791
Available-for-sale securities, unrealized losses, total	(1,016)	(1,846)
Held-to-maturity securities, less than 12 months, fair value		146,004
Held-to-maturity securities, less than 12 months, unrealized losses		(22,071)
Held-to-maturity securities, 12 months or more, fair value	174,815
Held-to-maturity securities, 12 months or more , unrealized losses	(17,390)
Held-to-maturity securities, fair value, total	174,815	146,004
Held-to-maturity securities, unrealized losses, total	(17,390)	(22,071)
Foreign government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	40,156	10,258
Available-for-sale securities, less than 12 months, unrealized losses	(2,281)	(577)
Available-for-sale securities, 12 months or more, fair value	7,752	7,792
Available-for-sale securities, 12 months or more, unrealized losses	(1,006)	(341)
Available-for-sale securities, fair value, total	47,908	18,050
Available-for-sale securities, unrealized losses, total	(3,287)	(918)
Held-to-maturity securities, less than 12 months, fair value	20,448	196,740
Held-to-maturity securities, less than 12 months, unrealized losses	(704)	(22,868)
Held-to-maturity securities, 12 months or more, fair value	134,230
Held-to-maturity securities, 12 months or more , unrealized losses	(17,866)
Held-to-maturity securities, fair value, total	154,678	196,740
Held-to-maturity securities, unrealized losses, total	(18,570)	(22,868)
Foreign corporate bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	34,840	27,944
Available-for-sale securities, less than 12 months, unrealized losses	(69)	(143)
Available-for-sale securities, 12 months or more, fair value	21,191	24,662
Available-for-sale securities, 12 months or more, unrealized losses	(572)	(576)
Available-for-sale securities, fair value, total	56,031	52,606
Available-for-sale securities, unrealized losses, total	(641)	¥ (719)
Other
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	1,840
Available-for-sale securities, less than 12 months, unrealized losses	0
Available-for-sale securities, 12 months or more, fair value	315
Available-for-sale securities, 12 months or more, unrealized losses	0
Available-for-sale securities, fair value, total	2,155
Available-for-sale securities, unrealized losses, total	¥ 0